Operating Segment Information (Details) (CNY) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Product sales	1,130,029	1,225,247	2,260,382	2,291,688
Service revenue	4,949	0	7,433	0
Total net revenue	1,134,978	1,225,247	2,267,815	2,291,688
Digital Media [Member]
Segment Reporting Information [Line Items]
Product sales	424,120	463,367	852,808	864,877
Telecommunications equipment [Member]
Segment Reporting Information [Line Items]
Product sales	490,124	537,335	989,807	1,025,761
Industrial business [Member]
Segment Reporting Information [Line Items]
Product sales	215,785	224,545	417,767	401,050